Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of presentation	Basis of presentation
These consolidated financial statements are prepared in accordance with United States generally accepted accounting principles ("US GAAP"). These consolidated financial statements include the accounts of the Company and its wholly-owned incorporated subsidiaries in Canada, the United States and Australia. All significant intercompany transactions and balances are eliminated upon consolidation. The Company also holds ownership interests in other corporations, partnerships and joint ventures.
The Company consolidates variable interest entities ("VIE") for which it is considered to be the primary beneficiary as well as voting interest entities in which it has a controlling financial interest as defined by Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 810, Consolidation, and related standards. Investees and joint ventures over which the Company exercises significant influence are accounted for using the equity method and are included in "investments in affiliates and joint ventures" within the accompanying Consolidated Balance Sheets.
i) Change in significant accounting policy - Classification of heavy equipment tires
During the first quarter of 2025, the Company changed its accounting policy for the classification of heavy equipment tires. These tires are now recognized as property, plant, and equipment on the Consolidated Balance Sheets and are amortized through depreciation on the Consolidated Statements of Operations and Comprehensive Income. Previously, all tires were classified as inventories and expensed through cost of sales when placed into service. This change in accounting policy provides a more accurate reflection of the role of tires as components of the heavy equipment in which they are utilized, aligning the accounting treatment with the economic substance of their use.
The Company has accounted for the change retrospectively in accordance with the requirements of US GAAP Accounting Standards Codification ("ASC") 250 by restating the comparative period.
Use of estimates	Use of estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures reported in these consolidated financial statements and accompanying notes and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from those estimates. Significant estimates and judgments made by management include:
•the assessment of the percentage of completion on time-and-materials, unit-price, lump-sum and cost-plus contracts with defined scope (including estimated total costs and provisions for estimated losses) and the recognition of variable revenue from unapproved contract modifications and change orders on revenue contracts;
•the determination of whether an acquisition meets the definition of a business combination;
•the fair value of the assets acquired and liabilities assumed as part of an acquisition;
•the evaluation of whether the Company is a primary beneficiary of an entity or has a controlling interest in an investee and is required to consolidate it;
•assumptions used in measuring the fair value of contingent obligations;
•assumptions used in impairment testing; and
•estimates and assumptions used in the determination of the allowance for credit losses, the recoverability of deferred tax assets and the useful lives of property, plant and equipment and intangible assets.
The accuracy of the Company’s revenue and profit recognition in a given period is dependent on the accuracy of the estimates of the cost to complete each project. Cost estimates for significant projects are estimated using a detailed cost analysis of project activities and the Company believes its experience allows it to provide reasonably dependable estimates. There are a number of factors that can contribute to changes in estimates of contract costs and profitability that are recognized in the period in which such adjustments are determined. The most significant of these include:
•the completeness and accuracy of the original bid;
•revenues and costs associated with added scope changes;
•extended costs due to owner, weather and other delays;
•subcontractor performance issues;
•changes in economic indices used for the determination of escalation or de-escalation for contractual rates on long-term contracts;
•changes in productivity expectations;
•site conditions that differ from those assumed in the original bid;
•contract incentive and penalty provisions;
•the availability and skill level of workers in the geographic location of the project; and
•a change in the availability and proximity of equipment and materials.
The foregoing factors as well as the mix of contracts at different margins may cause fluctuations in gross profit between periods. Major changes in cost estimates, particularly in larger, more complex projects, can have a significant effect on profitability.

Revenue recognition	Revenue recognition
The Company's revenue source falls into one of three categories: construction services, operations support, or equipment and component sales.
Construction services are related to mine development or expansion projects and are generally funded from customers' capital budgets. The Company provides construction services under lump-sum, unit-price, time-and materials and cost-plus contracts. When the commercial terms are lump-sum and unit-price, the contract scope and value is typically defined. Time-and-materials and cost-plus contracts are generally undefined in scope and total price. Operations support services revenue is mainly generated under long-term site-services agreements with the customers (master service agreement and multiple use contracts). These agreements clearly define whether commitment to volume or scope of services over the life of the contract is included or excluded. When excluded, work under the agreement is awarded through shorter-term work authorizations under the general terms of the agreement. The Company generally provides operations support services under either time-and-materials or unit-price contracts depending on factors such as the degree of complexity, the completeness of engineering and the required schedule. Equipment and component sales revenue is generated from equipment maintenance and rebuild activities. The commercial terms for equipment and component sales are generally lump-sum, unit-price, or time-and-materials.
Significant estimates are required in the revenue recognition process including assessment of the percentage of completion, identification of performance obligations, and estimation of variable consideration, including the extent of any constraints.
The Company’s invoicing frequency and payment terms are in accordance with negotiated customer contracts. Customer invoicing can range between daily and monthly and payment terms generally range between net 15 and net 60 days. The Company does not typically include extended payment terms in its contracts with customers. Under these payment terms, the customer pays progress payments based on actual work or milestones completed. When payment terms do not align with revenue recognition, the variance is recorded to either contract liabilities or contract assets, as appropriate. Customer contracts do not generally include a significant financing component because the Company does not expect the period between customer payment and transfer of control to exceed one year. The Company does not adjust consideration for the effects of a significant financing component if the period of time between the transfer of control and the customer payment is less than one year.
The Company accounts for a contract when it has approval and commitments from both parties, the rights of the parties are identified, the payment terms are identified, the contract has commercial substance, and the collectability of consideration is probable. Each contract is evaluated to determine if it includes more than one performance obligation. This evaluation requires significant judgement and the determination that the contract contains more than one performance obligation could change the amount of revenue and profit recorded in a given period. The majority of the Company's contracts with defined scope include one significant integrated service, where the Company is responsible for ensuring the individual goods and services are incorporated into one combined output. Such contracts are accounted for as one performance obligation. When more than one distinct good or service is contracted, the contract is separated into more than one performance obligation and the total transaction price is allocated to each performance obligation based upon stand-alone selling prices. When a stand-alone selling price is not observable, it is estimated using a suitable method.
The total transaction price can be comprised of fixed consideration and variable consideration, such as profit incentives, discounts and performance bonuses or penalties. When a contract includes variable consideration, the amount included in the total transaction price is based on the expected value or the most likely amount, constrained to an amount for which it is probable a significant reversal will not occur. Significant judgement is involved in determining if a variable consideration amount should be constrained. In applying this constraint, the Company considers both the likelihood of a revenue reversal arising from an uncertain future event and the magnitude of the revenue reversal if the uncertain event were to occur or fail to occur. The following circumstances are considered to be possible indicators of significant revenue reversals:
•The amount of consideration is highly susceptible to factors outside the Company’s influence, such as judgement of actions of third parties and weather conditions;
•The length of time between the recognition of revenue and the expected resolution;
•The Company’s experience with similar circumstances and similar customers, specifically when such items have predictive value;
•The Company’s history of resolution and whether that resolution includes price concessions or changing payment terms; and
•The range of possible consideration amounts.
The Company's performance obligations for construction services and operations support are typically satisfied by transferring control over time, for which revenue is recognized using the percentage of completion method, measured by the ratio of costs incurred to date to estimated total costs. For defined scope contracts, the cost-to-cost method faithfully depicts the Company’s performance because the transfer of the asset to the customer occurs as costs are incurred. The costs of items that do not relate to the performance obligation, particularly in the early stages of the contract, are excluded from costs incurred to date. Pre-construction activities, such as mobilization and site setup, are recognized as contract costs on the Consolidated Balance Sheets and amortized over the life of the project. These costs are excluded from the cost-to-cost calculation. Equipment and component sales are typically satisfied at a point in time, and revenue is recognized when control of the completed asset has been transferred to the customer, along with the cost of goods sold (cost of sales).
The Company has elected to apply the ‘as-invoiced’ practical expedient to recognize revenue in the amount to which the Company has a right to invoice for all contracts in which the value of the performance completed to date directly corresponds with the right to consideration. This will be applied to all contracts, where applicable, and the majority of undefined scope work is expected to use this practical expedient.
The length of the Company’s contracts varies from less than one year for typical contracts to several years for certain larger contracts. Cost of sales include all direct labour, material, subcontract and equipment costs and those indirect costs related to contract performance such as indirect labour and supplies. General and administrative expenses are charged to expenses as incurred. If a loss is estimated on an uncompleted contract, a provision is made in the period in which such losses are determined.
Changes in project performance, project conditions, and estimated profitability, including those arising from profit incentives, penalty provisions and final contract settlements, may result in revisions to costs and revenue that are recognized in the period in which such adjustments are determined. Once a project is underway, the Company will often experience changes in conditions, client requirements, specifications, designs, materials and work schedules. Generally, a "change order" will be negotiated with the customer to modify the original contract to approve both the scope and price of the change. Occasionally, disagreements arise regarding changes, their nature, measurement, timing and other characteristics that impact costs and revenue under the contract. When a change becomes a point of dispute between the Company and a customer, the Company will assess the legal enforceability of the change to determine if an unapproved contract modification exists. The Company considers a contract modification to exist when the modification either creates new or changes the existing enforceable rights and obligations.
Most contract modifications are for goods and services that are not distinct from the existing contract due to the integrated services provided in the context of the contract and are accounted for as part of the existing contract. Therefore, the effect of a contract modification on the transaction price and the Company's measure of progress for the performance obligation to which it relates is recognized as an adjustment to revenue on a cumulative catch-up basis. If a contract modification is not approved by the customer, the associated revenue is treated as variable consideration, subject to constraint. Management estimates variable consideration utilizing estimation methods that best predict the amount of consideration to which the Company will be entitled. This can lead to a situation where costs are recognized in one period and revenue is recognized when customer agreement is obtained or claim resolution occurs, which can be in subsequent periods.
In certain instances, the Company’s long-term contracts allow its customers to unilaterally reduce or eliminate scope of work without cause. These instances represent higher risk due to uncertainty of total contract value and estimated costs to complete; therefore, potentially impacting revenue recognition in future periods.
Revenue is measured based on consideration specified in the customer contract, and excludes any amounts collected on behalf of third parties. Taxes assessed by a governmental authority that are both imposed on and concurrent with a specified revenue producing transaction, that are collected by the Company for a customer, are excluded from revenue.
g) Contract costs
The Company occasionally incurs costs to obtain contracts (reimbursable bid costs) and to fulfill contracts (fulfillment costs). If these costs meet certain criteria, they are capitalized as contract costs, included within other assets on the Consolidated Balance Sheets. Capitalized costs are amortized based on the transfer of goods or services to which the assets relate and are included in cost of sales. Reimbursable bid costs meet the criteria for capitalization when these costs will be reimbursed by the owner regardless of the outcome of the bid. Generally, this occurs when the Company has been selected as the preferred bidder for a project. The Company recognizes reimbursable bid costs as an expense when incurred if the amortization period of the asset that the entity would have otherwise recognized is one year or less. Costs to fulfill a contract meet the criteria for capitalization if they relate directly to a specifically identifiable contract, they generate or enhance resources that will be used to satisfy future performance obligations and if the costs are expected to be recovered. The costs that meet this criterion are often mobilization and site set-up costs. Contract costs are recorded within other assets on the Consolidated Balance Sheets.
h) Remaining performance obligations
Remaining performance obligations represents the transaction price allocated to performance obligations that are unsatisfied (or partially unsatisfied) as of the end of the reporting period. Certain of the Company's long-term contracts can allow customers to unilaterally reduce or eliminate the scope of the contracted work without cause. These long-term contracts represent higher risk due to uncertainty of total contract value and estimated costs to complete; therefore, potentially impacting revenue recognition in future periods. Excluded from this disclosure are amounts where the Company recognizes revenue as-invoiced (note 6(d)).
i) Contract liabilities
Contract liabilities consist of advance payments and billings in excess of costs incurred and estimated earnings on uncompleted contracts. Long-term contract liabilities (included in other long-term obligations) consists of upfront receipts from clients for long-term contracts
Balance sheet classifications	Balance sheet classifications
A one-year time period is typically used as the basis for classifying current assets and liabilities. However, there is a possibility that amounts receivable and payable under construction contracts (principally customer and supplier holdbacks) may extend beyond one year.

Cash	Cash Cash includes cash on hand and bank balances net of outstanding cheques.
Accounts receivable and contract assets	Accounts receivable and contract assets
Accounts receivable are recorded when the Company has an unconditional right to consideration arising from performance of contracts with customers. Accounts receivable may be comprised of amounts billed to customers and amounts that have been earned but have not yet been billed. Such unbilled but earned amounts generally arise when a billing period ends subsequent to the end of the reporting period. When this occurs, revenue equal to the earned and unbilled amount is accrued. Such accruals are classified as accounts receivable on the balance sheet, even though they are not yet billed, as they represent consideration for work that has been completed prior to the period end where the Company has an unconditional right to consideration.
Contract assets include unbilled amounts representing revenue recognized from work performed where the Company does not yet have an unconditional right to compensation. These balances generally relate to (i) revenue accruals on contracts where the percentage of completion method of revenue recognition requires an accrual over what has been billed and (ii) revenue recognized from variable consideration related to unpriced contract modifications.
The Company records allowance for credit losses using the expected credit loss model upon the initial recognition of financial assets. The estimate of expected credit loss considers historical credit loss information that is adjusted for current economic and credit conditions. Bad debt expense is charged to general and administrative expenses in the Consolidated Statements of Operations and Comprehensive Income in the period the allowance is recognized. The counterparties to the majority of the Company's financial assets are major oil and coal producers with a long history of no credit losses.
Holdbacks represent amounts up to 10% of the contract value under certain contracts that the customer is contractually entitled to withhold until completion of the project or until certain project milestones are achieved.
Inventories	Inventories
Inventories are carried at the lower of cost and net realizable value, and consist primarily of repair parts, parts and components held for resale, tires and track frames, fuel and lubricants, and customer rebuild work in progress. Cost is determined using the weighted-average method.

Property, plant and equipment	Property, plant and equipment
Property, plant and equipment are recorded at cost. Equipment under finance lease is recorded at the present value of minimum lease payments at the inception of the lease.
Major components of heavy construction equipment in use such as engines and drive trains are recorded separately. Depreciation is not recorded until an asset is in use. Depreciation is calculated based on the cost, net of the estimated residual value, over the estimated useful life of the assets on the following bases and rates:

Assets	Basis	Rate
Heavy equipment	Units of production	5,000 - 120,000 hours
Major component parts in use	Units of production	2,500 - 70,000 hours
Other equipment	Straight-line	5 - 10 years
Licensed motor vehicles	Straight-line	5 - 10 years
Office and computer equipment	Straight-line	4 - 10 years
Furnishings, fixtures and facilities	Straight-line	10 - 30 years
Buildings	Straight-line	10 - 50 years
Leasehold improvements	Straight-line	Over shorter of estimated useful life and lease term
Land	No depreciation	No depreciation
The costs for periodic repairs and maintenance are expensed to the extent the expenditures serve only to restore the assets to their normal operating condition without enhancing their service potential or extending their useful lives.

Goodwill	Goodwill
Goodwill represents the excess of consideration over the fair value of the net tangible and identifiable intangible assets acquired and liabilities assumed in a business combination. Goodwill is reviewed annually on October 1st for impairment or more frequently when there is an indication of potential impairment. Impairment is tested at the reporting unit level by comparing the reporting unit's carrying amount to its fair value. The process of determining fair values is subjective and requires management to exercise judgment in making assumptions about future results, including revenue and cash flow projections and discount rates. The annual test was performed on the acquired goodwill with no impairment identified. The carrying amount of Goodwill can fluctuate due to changes in foreign exchange rates impacting the balances recorded within entities using a currency other than CAD. Goodwill is recorded within other assets on the Consolidated Balance Sheets.
Intangible assets	Intangible assets
Acquired intangible assets with finite lives are recorded at historical cost net of accumulated amortization and accumulated impairment losses, if any. The cost of intangible assets acquired in an asset acquisition are recorded at cost based upon relative fair value as at the acquisition date. Costs incurred to increase the future benefit of intangible assets are capitalized.
Intangible assets with definite lives are amortized over their estimated useful lives and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and method for an intangible asset with a finite useful life are reviewed at the end of each reporting period.

Estimated useful lives of definite lived intangible assets and corresponding amortization method are:

Assets	Basis	Rate
Internal-use software	Straight-line	4 years
Customer relationship	Straight-line	4 years

Impairment of long-lived assets	Impairment of long-lived assets
Long-lived assets or asset groups held and used including property, plant and equipment and identifiable intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the sum of the undiscounted future cash flows expected to result from the use and eventual disposition of an asset or group of assets is less than its carrying amount, it is considered to be impaired. The Company measures the impairment loss as the amount by which the carrying amount of the asset or group of assets exceeds its fair value, which is charged to the Consolidated Statements of Operations and Comprehensive Income. In determining whether an impairment exists, the Company makes assumptions about the future cash flows expected from the use of its long-lived assets, such as: applicable industry performance and prospects; general business and economic conditions that prevail and are expected to prevail; expected growth; maintaining its customer base; and achieving cost reductions. There can be no assurance that expected future cash flows will be realized or will be sufficient to recover the carrying amount of long-lived assets. Furthermore, the process of determining fair values is subjective and requires management to exercise judgment in making assumptions about future results, including revenue and cash flow projections and discount rates.
At each reporting period, the Company reviews the carrying value of its long-lived assets for indications of impairment.
Assets held for sale	Assets held for sale
Long-lived assets are classified as held for sale when certain criteria are met, which include:
•management, having the authority to approve the action, commits to a plan to sell the assets;
•the assets are available for immediate sale in their present condition;
•an active program to locate buyers and other actions to sell the assets have been initiated;
•the sale of the assets is probable and their transfer is expected to qualify for recognition as a completed sale within one year;
•the assets are being actively marketed at reasonable prices in relation to their fair value; and
•it is unlikely that significant changes will be made to the plan to sell the assets or that the plan will be withdrawn.
Assets to be disposed of by sale are reported at the lower of their carrying amount or estimated fair value less costs to sell and are disclosed separately on the Consolidated Balance Sheets. These assets are not depreciated.
Equipment disposal decisions are made using an approach in which a target life is set for each type of equipment. The target life is based on the manufacturer’s recommendations and the Company’s past experience in the various operating environments. Once a piece of equipment reaches its target life it is evaluated to determine if disposal is warranted based on its expected operating cost and reliability in its current state. If the expected operating cost exceeds the target operating cost for the fleet or if the expected reliability is lower than the target reliability of the fleet, the unit is considered for disposal. Expected operating costs and reliability are based on the past history of the unit and experience in the various operating environments. Once the Company has determined that the equipment will be disposed, and the criteria for assets held for sale are met, the unit is recorded in assets held for sale at the lower of depreciated cost or net realizable value.
Foreign currency translation	Foreign currency translation
The functional currency of the Company is Canadian Dollars. Transactions recorded within these subsidiaries that are denominated in foreign currencies are recorded at the rate of exchange on the transaction date. Monetary assets and liabilities within these subsidiaries denominated in foreign currencies are translated into Canadian Dollars at the rate of exchange prevailing at the balance sheet date. The resulting foreign exchange gains and losses are included in the determination of earnings and included within general and administrative expenses in the Consolidated Statements of Operations and Comprehensive Income.
Accounts of the Company's Australia-based subsidiaries, which have Australian Dollar functional currency, and US-based subsidiaries, which have US Dollar functional currency, are translated into Canadian Dollars using the current rate method. Assets and liabilities are translated at the rate of exchange in effect at the balance sheet date, and revenue and expense items are translated at the average rate of exchange for the period. The resulting unrealized exchange gains and losses from these translation adjustments are included as a separate component of shareholders’ equity in Accumulated Other Comprehensive Income. The effect of exchange rate changes on cash balances held in foreign currencies is separately reported as part of the reconciliation of the change in cash and for the period.

Fair value measurement	Fair value measurement
Fair value measurements are categorized using a valuation hierarchy for disclosure of the inputs used to measure fair value, which prioritizes the inputs into three broad levels. Fair values included in Level 1 are determined by reference to quoted prices in active markets for identical assets and liabilities. Fair values included in Level 2 include valuations using inputs based on observable market data, either directly or indirectly other than the quoted prices. Level 3 valuations are based on inputs that are not based on observable market data. The classification of a fair value within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement. Transfers between levels of the fair value hierarchy are deemed to have occurred at the date the event or change in circumstance causing the transfer occurred.

Income taxes	Income taxes
The Company uses the asset and liability method of accounting for income taxes. Under the asset and liability method, deferred tax assets and liabilities are recognized based on the differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities from a change in tax rates is recognized in income in the period of enactment. A valuation allowance is recorded against any deferred tax asset if it is more likely than not that the asset will not be realized.
The Company recognizes the effect of income tax positions only if those positions are more likely than not (greater than 50%) of being sustained. Changes in recognition or measurement are reflected in the period in which the change in judgement occurs. The Company accrues interest and penalties for uncertain tax positions in the period in which these uncertainties are identified. Interest and penalties are included in general and administrative expenses in the Consolidated Statements of Operations and Comprehensive Income.
Stock-based compensation	Stock-based compensation
The Company has a Restricted Share Unit ("RSU") Plan which is described in note 21(a). RSUs are generally granted effective July 1 of each fiscal year with respect to services to be provided in that fiscal year and the following two fiscal years. The RSUs generally vest at the end of the three-year term. The Company settles RSUs with common shares purchased on the open market through a trust arrangement. Employees have the option to receive the full amount of vested units or to have the Company withhold shares to satisfy the tax withholding requirements on their behalf. Compensation expense is calculated based on the number of vested RSUs multiplied by the fair value of each RSU as determined by the volume weighted-average trading price of the Company’s common shares for the five trading days immediately preceding the day on which the fair market value was to be determined. The Company recognizes compensation cost over the three-year term in the Consolidated Statements of Operations and Comprehensive Income, with a corresponding increase to additional paid-in capital. When dividends are paid on common shares, additional dividend equivalent RSUs are granted to all RSU holders as of the dividend payment date. The number of additional RSUs to be granted is determined by multiplying the dividend payment per common share by the number of outstanding RSUs, divided by the fair market value of the Company's common shares on the dividend payment date. Such additional RSUs are granted subject to the same service criteria as the underlying RSUs.
The Company has a Performance Restricted Share Unit ("PSU") plan which is described in note 21(b). The PSUs vest at the end of a three-year term and are subject to the performance criteria approved by the Human Resources and Compensation Committee at the date of the grant. Such performance criteria include the passage of time and, for awards prior to 2022, is based upon the improvement of total shareholder return ("TSR") as compared to a defined Canadian company peer group. For awards in 2022 and later, performance is based equally on four criteria: (a) improvement of TSR as compared to a defined group consisting of Canadian and US public companies and relevant S&P/TSX small-cap subset indexes; (b) adjusted earnings before interest and taxes; (c) free cash flow; and (d) adjusted return on invested capital. TSR is calculated using the fair market values of voting common shares at the grant date, the fair market value of voting common shares at the vesting date and the total dividends declared and paid throughout the vesting period. The grants are measured at fair value on the grant date using a Monte Carlo model. The Company settles all PSUs with common shares purchased on the open market through a trust arrangement. Employees have the option to receive the full amount of vested units or to have the Company withhold shares to satisfy the tax withholding requirements on their behalf. The Company recognizes compensation cost over the three-year term of the PSU in the Consolidated Statements of Operations and Comprehensive Income, with a corresponding increase to additional paid-in capital.
The Company has a Deferred Stock Unit ("DSU") Plan which is described in note 21(c). The DSU plan enables directors and executives to receive all or a portion of their annual fee or annual executive bonus compensation in the form of DSUs and are settled in cash. The DSUs vest immediately upon issuance and are only redeemable upon departure, retirement or death of the participant. Compensation expense is calculated based on the number of DSUs multiplied by the fair market value of each DSU as determined by the volume weighted-average trading price of the Company’s common shares for the 5 trading days immediately preceding the day on which the fair market value is to be determined, with any changes in fair value recognized in general and administrative expenses in the Consolidated Statements of Operations and Comprehensive Income. DSUs are liability classified and are revalued at the end of every reporting period. Compensation costs related to DSUs are recognized in full upon the grant date as the units vest immediately. When dividends are paid on common shares, additional dividend equivalent DSUs are granted to all DSU holders as of the dividend payment date. The number of additional DSUs to be granted is determined by multiplying the dividend payment per common share by the number of outstanding DSUs, divided by the fair market value of the Company's common shares on the dividend payment date. Such additional DSUs are granted subject to the same service criteria as the underlying DSUs.
As stock-based compensation expense recognized in the Consolidated Statements of Operations and Comprehensive Income is based on awards ultimately expected to vest, it has been reduced for estimated forfeitures. Forfeitures are estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimated.

Net income per share	Net income per share
Basic net income per share is computed by dividing net income available to common shareholders by the weighted-average number of common shares outstanding during the period (see note 17(b)). Diluted net income per share is computed by dividing net income available to common shareholders by the weighted-average number of shares outstanding during the year, adjusted for dilutive share amounts. The diluted per share amounts are calculated using the treasury stock method and the if-converted method.

Leases	Leases
For lessee accounting, the Company determines whether a contract is or contains a lease at inception of the contract. At the lease commencement date, the Company recognizes a right-of-use ("ROU") asset and a lease liability. The ROU asset for operating and finance leases are included in operating lease right-of-use assets and property, plant and equipment, respectively, on the Consolidated Balance Sheets. The lease liability for operating and finance leases are included in operating lease liabilities and long-term debt, respectively.
Operating and finance lease assets and liabilities are initially measured at the present value of lease payments at the commencement date. Subsequently, finance lease liabilities are measured at amortized cost using the effective interest rate method and operating lease liabilities are measured at the present value of unpaid lease payments.
As most of the Company’s operating lease contracts do not provide the implicit interest rate, nor can the implicit interest rate be readily determined, the Company uses its incremental borrowing rate as the discount rate for determining the present value of lease payments. The Company's incremental borrowing rate for a lease is the rate that the Company would pay to borrow an amount equal to the lease payments on a collateralized basis over a similar term. The Company uses the lease implicit interest rate when it is determinable.
The lease term for all of the Company's leases includes the non-cancellable period of the lease plus any period covered by options to extend (or not to terminate) the lease term when it is reasonably certain that the Company will exercise that option.
Lease payments are comprised of fixed payments owed over the lease term and the exercise price of a purchase option if the Company is reasonably certain to exercise the option. The ROU assets for both operating and finance leases are initially measured at cost, which consists of the initial amount of the lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred, less any lease incentives received. For finance leases, ROU asset depreciation expense is recognized and presented separately from interest expense on the lease liability through depreciation and interest expense, net, respectively. The ROU asset for operating leases is measured at the amortized value of the ROU asset. For operating leases, amortization of the ROU asset is calculated as the current-period lease cost adjusted by the lease liability accretion to the then outstanding lease balance. Lease expense of the operating lease ROU asset is recognized on a straight-line basis over the remaining lease term through general and administrative expenses.
ROU assets for operating and finance leases are reduced by any accumulated impairment losses. The Company's existing accounting policy for impairment of long-lived assets is applied to determine whether an ROU asset is impaired, and if so, the amount of the impairment loss to be recognized.
The Company monitors for events or changes in circumstances that require a reassessment of one or more of its leases. When a reassessment results in the remeasurement of a lease liability, a corresponding adjustment is made to the carrying amount of the corresponding ROU asset.
The Company generally accounts for contracts with lease and non-lease components separately. This involves allocating the consideration in the contract to the lease and non-lease components based on each component’s relative standalone price. For certain leases, the Company has elected to apply the practical expedient to account for the lease and non-lease components together as a single lease component. Non-lease components include common area maintenance and machine maintenance. For those leases, the lease payments used to measure the lease liability include all of the fixed consideration in the contract.
ROU assets and lease liabilities for all leases that have a lease term of 12 months or less ("short-term leases") are not recognized. The Company recognizes its short-term lease payments as an expense on a straight-line basis over the lease term. Short-term lease variable payments are recognized in the period in which the payment is assessed.
For lessor accounting, the Company entered into contracts to sublease certain operating property leases to third parties and generally accounts for lease and non-lease components of subleases separately. For certain operating leases of heavy equipment, the Company has elected to apply the practical expedient to account for lease and non-lease components together as a single lease component. Non-lease components for operating leases of heavy equipment include machine maintenance.
If any of the following criteria are met, the Company classifies the lease as a sales-type lease:
•The lease transfers ownership of the underlying asset to the lessee by the end of the lease term;
•The lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise;
•The lease term is for the major part of the remaining economic life of the underlying asset. However, if the commencement date falls at or near the end of the economic life of the underlying asset, this criterion shall not be used for purposes of classifying the lease;
•The present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments equals or exceeds substantially all of the fair value of the underlying asset.
•The underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term.
When none of these criteria are met, the Company classifies the lease as an operating lease unless both of the following criteria are met, in which case the Company records the lease as a direct financing lease:
•The present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments and/or any other third party unrelated to the lessor equals or exceeds substantially all of the fair value of the underlying asset.
•It is probable that the lessor will collect the lease payments plus any amount necessary to satisfy a residual value guarantee.
For sales-type leases, the Company recognizes the net investment in the lease, and derecognizes the underlying asset on the Consolidated Balance Sheets. The interest income over the lease term is recognized in the Consolidated Statements of Operations and Comprehensive Income, with cash received from leases classified as operating cash flows in the Consolidated Statements of Cash Flows. The difference between the cash received from leases and the interest income is the reduction of the initial net investment. The net investment at the end of the lease term will equate to the estimated residual value at lease inception. For operating leases, the Company continues to recognize the underlying asset on the Consolidated Balance Sheets, and lease income is recognized in revenue, straight-line over the lease term in the Consolidated Statements of Operations and Comprehensive Income. The cash received from leases are classified as operating cash flows on the Consolidated Statements of Cash Flows.
Deferred financing costs	Deferred financing costsUnderwriting, legal and other direct costs incurred in connection with the issuance of debt are presented as deferred financing costs. Deferred financing costs related to the mortgage and the issuance of Convertible Debentures are included within liabilities on the Consolidated Balance Sheets and are amortized using the effective interest method over the term to maturity. When Convertible Debentures are converted before maturity, the remaining balance of deferred financing costs are recognized in the capital accounts to reflect the shares issued. Deferred financing costs related to revolving facilities under the credit facilities are included within other assets on the Consolidated Balance Sheets and are amortized ratably over the term of the Credit Facility.
Investments in affiliates and joint ventures	Investments in affiliates and joint ventures
Upon inception or acquisition of a contractual agreement, the Company performs an assessment to determine whether the arrangement contains a variable interest in a legal entity and whether that legal entity is a variable interest entity ("VIE"). Where it is concluded that the Company is the primary beneficiary of a VIE, the Company will consolidate the accounts of that VIE. Other qualitative factors that are considered include decision-making responsibilities, the VIE capital structure, risk and rewards sharing, contractual agreements with the VIE, voting rights and level of involvement of other parties. The Company assesses the primary beneficiary determination for a VIE on an ongoing basis as changes occur in the facts and circumstances related to a VIE. If an entity is determined not to be a VIE, the voting interest entity model will be applied. The maximum exposure to loss as a result of involvement with the VIE is the Company’s share of the investee’s net assets.
The Company utilizes the equity method to account for its interests in affiliates and joint ventures that the Company does not control but over which it exerts significant influence. The equity method is typically used when it has an ownership interest of between 15% and 50% in an entity, provided the Company is able to exercise significant influence over the investee’s operations. Significant influence is the power to participate in the financial and operating policy decisions of the investee.
Under the equity method, the investment in an affiliate or a joint venture is initially recognized at cost. Transaction costs that are incremental and directly attributable to the investment in the affiliate or joint venture are included in the cost. The total initial cost of the investment is attributable to the net assets in the equity investee at fair value.
The carrying amount of investment is adjusted to recognize changes in the Company’s share of net assets of the affiliate or joint venture since the acquisition date.
The aggregate of the Company’s share of profit or loss of affiliates and joint ventures is shown on the face of the Consolidated Statements of Operations and Comprehensive Income, representing profit or loss in the subsidiaries of the affiliate or joint venture. This share of profit or loss is inclusive of any mark-to-market adjustments made by the affiliates or joint ventures. Transactions between the Company and the affiliate or joint venture are eliminated to the extent of the interest in the affiliate or joint venture. When the Company earns revenue on downstream sales to affiliate or joint ventures, it eliminates its proportionate share of profit through equity earnings in affiliates and JVs.
After application of the equity method, the Company determines whether it is necessary to recognize an impairment loss on its investment in its affiliate or joint venture. At each reporting date, the Company determines whether there is objective evidence that the investment in the affiliate or joint venture is impaired. If there is such evidence, the Company calculates the amount of impairment as the difference between the recoverable amount of the associate or joint venture and its carrying value, and then recognizes the loss within "equity earnings in affiliates and joint ventures" in the Consolidated Statements of Operations and Comprehensive Income. Upon loss of significant influence over the associate or joint control over the joint venture, the Company measures and recognizes any retained investment at its fair value. Any difference between the carrying amount of the associate or joint venture upon loss of significant influence or joint control and the fair value of the retained investment and proceeds from disposal is recognized in the Consolidated Statements of Operations and Comprehensive Income.

Derivative instruments	Derivative instruments
The Company may periodically use derivative financial instruments to manage financial risks from fluctuations in share prices. Such instruments are only used for risk management purposes. Derivative financial instruments are subject to standard terms and conditions, financial controls, management and risk monitoring procedures including Board approval for all significant transactions. These derivative financial instruments were not designated as hedges for accounting purposes and were recorded at fair value with realized and unrealized gains and losses recognized in the Consolidated Statements of Operations and Comprehensive Income.

Business combinations	Business combinationsBusiness combinations are accounted for using the acquisition method. Assets acquired and liabilities assumed are recorded at the acquisition date at their fair values. The Company measures goodwill as the excess of the total cost of acquisition over the fair value of identifiable net assets of an acquired business at the acquisition date. Any contingent consideration payable is recognized at fair value at the acquisition date. Any subsequent changes to fair value are recognized in the Consolidated Statement of Operations and Comprehensive Income.
Accounting pronouncements recently adopted and Recent accounting pronouncements not yet adopted	Accounting pronouncements recently adopted
a) Joint venture formations
The Company adopted the new standard for joint venture formations effective January 1, 2025. In August 2023, the FASB issued ASU 2023-05, Business Combinations - Joint Venture Formations. This accounting standard update was issued to create new requirements for valuing contributions made to a joint venture upon formation. The adoption of this new standard did not have a material impact to the consolidated financial statements.
b) Stock compensation
The Company adopted the new standard for stock compensation effective January 1, 2025. In March 2024, the FASB issued ASU 2024-01, Compensation - Stock Compensation. This accounting standard update was issued to reduce complexity in determining if profit interest awards are subject to Topic 718 and to reduce diversity in practice. The adoption of this new standard did not have a material impact to the consolidated financial statements.
c) Financial instruments - Credit losses
The Company adopted the new standard for credit losses effective July 1, 2025 by electing early adoption. In July 2025, the FASB issued ASU 2025-05, Financial Instruments - Credit Losses. This accounting standard update allows entities to apply a practical expedient that assumes that conditions as of the balance sheet date do not change for the remaining life of the asset when estimating expected credit losses of current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. The adoption of this new standard did not have a material impact on the consolidated financial statements.
d) Income taxes
The Company adopted the new standard for income taxes effective January 1, 2025. In December 2023, the FASB issued ASU 2023-09, Income Taxes: Improvements to Income Tax Disclosures. This accounting standard update was issued to increase transparency by improving income tax disclosures, primarily related to the rate reconciliation and income taxes paid information. The Company has updated its disclosures to reflect the additional requirementsRecent accounting pronouncements not yet adopted
a) Debt with conversion options
In November 2024, the FASB issued ASU 2024-04, Debt - Debt with Conversion and Other Options. This accounting standard update was issued to improve the relevance and consistency in application of the induced conversion guidance in Subtopic 470-20. This standard is effective for annual statements for the fiscal year beginning January 1, 2026. The Company is assessing the impact the adoption of this standard may have on its consolidated financial statements.
b) Expense disaggregation
In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures. This accounting standard update was issued to require public entities to disclose additional information about specific expense categories in the notes to financial statements. This standard is effective for annual statements for the fiscal year beginning January 1, 2027. The Company is assessing the impact the adoption of this standard may have on its consolidated financial statements.
c) Intangibles - Goodwill and Other - Internal-Use Software
In September 2025, the FASB issued ASU 2025-06, Intangibles - Goodwill and Other - Internal-Use Software. This accounting standard update was issued to modernize the accounting for software costs that are accounted for under Subtopic 350-40 by making targeted improvements to 350-40 to increase the operability of the recognition guidance considering different methods of software development. This standard is effective for annual statements for the fiscal year beginning after December 15, 2027, with early adoption permitted. The Company is assessing the impact the adoption of this standard may have on its consolidated financial statements.